CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from Operating Activities:
Net loss	$ (5,227,142)	$ (5,848,813)	$ 10,815,018	$ (4,742,618)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,848,650)	(17,414)	(7,819)	(3,753,097)
Change in fair value of warrants	3,447,505	4,496,199	(14,982,447)	(1,477,374)
Interest expense	40,842
Change in fair value of conversion option				(7,200)
Formation costs paid by sponsor in exchange for issuance of Class B ordinary shares			6,894
Offering expenses related to warrant issuance			1,984,130
Excess value of Private Placement Warrants			1,066,666
Stock compensation expense				224,250
Amortization of discount on convertible promissory note				8,000
Changes in operating assets and liabilities:
Prepaid expenses	8,755	22,996	(527,259)	325,984
Other receivable	(11,861)			(53,200)
Accrued expenses and accounts payable	538,242	768,735		(145,362)
Due to related party	22,570
Deferred liabilities	3,021,100			6,721,861
Accrued offering costs and expenses			604,474
Net cash used in operating activities	(1,008,639)	(578,297)	(1,040,343)	(2,898,756)
Cash Flows from Investing Activities:
Investment held in Trust Account			(265,147,800)
Net cash used in investing activities			(265,147,800)
Cash flows from Financing Activities:
Proceeds from promissory note - related party	701,400			786,096
Proceeds from convertible promissory note - related party	300,000			1,200,000
Proceeds from Initial Public Offering, net of underwriters' fees			259,844,844
Proceeds from private placement			8,302,958
Advances from related parties			150,000
Payments to related parties			(150,000)
Payments of offering costs			(1,004,685)
Net cash provided by financing activities	1,001,400		267,143,117	1,986,096
Net Change in Cash	(7,239)	(578,297)	954,974	(912,660)
Cash, beginning of the period	42,314	954,974		954,974
Cash, end of the period	35,075	376,677	954,974	42,314
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A ordinary shares subject to possible redemption	2,848,650	$ 25,233	38,782,274	3,760,916
Private warrants issued upon conversion of related party promissory note	101,960			480,000
Deferred financing costs included in accrued expenses	947,037			728,745
Capital contributed on settlement of related party note	$ 198,040			$ 720,800
Deferred underwriting commissions charged to additional paid in capital			9,280,173
Fair value of capital contribution by Sponsor to Anchor Investors			11,107,653
Forfeiture of 558,805 founder shares			56
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			18,104
Initial classification of warrant liability			$ 23,422,455